PROVISION OF LONG-TERM RECEIVABLES	12 Months Ended
Dec. 31, 2017
PROVISION OF LONG-TERM RECEIVABLES

14. PROVISION OF LONG-TERM RECEIVABLES

	December 31, 2015	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	RMB	US$
				(Note 3)
Provision of long term receivables	8,439,580	—	—	—

Total	8,439,580	—	—	—

In 2009, the Group engaged an agent to facilitate a refund to game players and provided an advance payment to the agent for RMB43.3 million for this purpose. In 2013, 2014 and 2015, nil were refunded to game point card holders through the agent. In February 2012, the Group entered into an agreement with the agent pursuant to which the agent will refund the advance to the Group in installments over a five year period after deducting any further refunds paid to game point card holders. As of December 31, 2015, the Group wrote-off the remaining RMB8.4 million receivable because it is unlikely that the agent will refund the amount since the business relationship between the Group and the agent have been terminated.